UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-05867

Exact name of registrant as specified in charter:
Oppenheimer Multi-State Municipal Trust on behalf of its series;
Oppenheimer New Jersey Municipal Fund,
Oppenheimer Pennsylvania Municipal Fund and
Oppenheimer Rochester National Municipals

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            7/31

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05867
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Multi-State Municipal Trust









==================== Oppenheimer New Jersey Municipal Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== Oppenheimer Pennsylvania Municipal Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== Oppenheimer Rochester National Municipals ===================


DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 27, 2013   Meeting Type: Annual
Record Date:  MAY 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard H. Anderson      For       For          Management
1b    Elect Director Edward H. Bastian        For       For          Management
1c    Elect Director Roy J. Bostock           For       For          Management
1d    Elect Director John S. Brinzo           For       For          Management
1e    Elect Director Daniel A. Carp           For       For          Management
1f    Elect Director David G. DeWalt          For       For          Management
1g    Elect Director William H. Easter, III   For       For          Management
1h    Elect Director Mickey P. Foret          For       For          Management
1i    Elect Director Shirley C. Franklin      For       For          Management
1j    Elect Director David R. Goode           For       For          Management
1k    Elect Director George N. Mattson        For       For          Management
1l    Elect Director Paula Rosput Reynolds    For       For          Management
1m    Elect Director Kenneth C. Rogers        For       For          Management
1n    Elect Director Kenneth B. Woodrow       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management
4     Stock Retention/Holding Period          Against   For          Shareholder


--------------------------------------------------------------------------------

GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 06, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Daniel F. Akerson        For       For          Management
1b    Elect Director David Bonderman          For       Against      Management
1c    Elect Director Erroll B. Davis, Jr.     For       For          Management
1d    Elect Director Stephen J. Girsky        For       For          Management
1e    Elect Director E. Neville Isdell        For       For          Management
1f    Elect Director Robert D. Krebs          For       For          Management
1g    Elect Director Kathryn V. Marinello     For       For          Management
1h    Elect Director Michael G. Mullen        For       For          Management
1i    Elect Director James J. Mulva           For       For          Management
1j    Elect Director Patricia F. Russo        For       For          Management
1k    Elect Director Thomas M. Schoewe        For       For          Management
1l    Elect Director Theodore M. Solso        For       For          Management
1m    Elect Director Carol M. Stephenson      For       For          Management
1n    Elect Director Cynthia A. Telles        For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Require Independent Board Chairman      Against   Against      Shareholder
5     Stock Retention/Holding Period          Against   For          Shareholder


--------------------------------------------------------------------------------

MEMPHIS-SHELBY CNTY TENN ARPTAUTH SPL FACS & PROJ REVS

Ticker:                      Security ID:  586118AQ4
Meeting Date: APR 10, 2013   Meeting Type: Written Consent
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Against      Management
2     Opt Out Of The Release Provisions       None      Against      Management


--------------------------------------------------------------------------------

PALM VY CMNTY FAC DIST NO 3 ARIZ

Ticker:                      Security ID:  696706AM2
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:Oppenheimer Multi-State Municipal Trust on behalf of its series:
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund and
Oppenheimer Rochester National Municipals

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  August 30, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact